Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
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Reconciliation of Goodwill

Million US dollar	30 June 2020	31 December 2019
Acquisition cost
Balance at end of previous year	128 119	133 316
Effect of movements in foreign exchange	(10 658)	53
Acquisitions through business combinations	73	682
Disposals through the sale of subsidiaries	—	(22)
Hyperinflation monetary adjustments	51	171
Reclassified as held for sale	—	(6 081)

Balance at end of the period	117 585	128 119

Impairment losses
Balance at end of previous year	(5)	(5)
Impairment losses	(2 500)	—

Balance at end of the period	(2 505)	(5)

Carrying amount
at 31 December 2019	128 114	128 114
at 30 June 2020	115 080	—

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar Cash-generating unit	30 June 2020	31 December 2019
United States	33 452	33 451
Rest of North America	1 956	1 984
Mexico	10 808	13 175
Colombia	16 264	18 647
Rest of Middle Americas	24 211	25 257
Brazil	3 341	4 539
Rest of South America	1 062	1 101
Europe	2 220	2 277
South Africa	9 420	13 500
Rest of Africa	5 079	6 691
China	3 046	3 095
Rest of Asia Pacific	3 675	4 397
Global Export	545	—

Total carrying amount of goodwill	115 080	128 114

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follow, with the higher WACC applied in the worst-case scenario:

Cash-generating unit	30 June 2020	31 December 2019
Colombia	6% - 7%	6%
Rest of Middle Americas	10% - 11%	9%
South Africa	7% - 8%	7%
Rest of Africa	10% - 12%	10%
Rest of Asia Pacific	8%	—